Accounting for Derivative Instruments and Hedging Activities Accounting for Derivative Instruments and Hedging Activities - FV of Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Derivative Liabilities	$ 76	$ 100
Derivative Assets	3
Derivative, Collateral, Obligation to Return Cash	0	0
Derivative, Collateral, Right to Reclaim Cash	0	0
Fair Value of Gross Derivative Assets/(Liabilities), Net	(73)
Derivative Asset Fair Value Gross Liability Net Of Derivative Liability Fair Value Gross Asset	0
Derivative Asset, Fair Value, Amount Offset Against Collateral Net Of Derivative Liability, Fair Value, Amount Offset Against Collateral	(73)
Natural Gas [Member] | MMbtu [Member]
Derivative [Line Items]
Derivative, Notional Amount	3	4
Interest [Member] | Dollars
Derivative [Line Items]
Derivative, Notional Amount	2,070	1,991
Derivatives Designated as Cash Flow Hedges
Derivative [Line Items]
Derivative Liabilities	65	90
Derivative Assets	1
Derivatives Not Designated as Cash Flow Hedges
Derivative [Line Items]
Derivative Liabilities	11	10
Derivative Assets	2
Commodity contracts
Derivative [Line Items]
Derivative Liabilities	1
Derivative Assets	2
Derivative Asset, Fair Value, Gross Liability	0
Derivative instruments — affiliate	2
Derivative Liability, Fair Value, Gross Asset	0
Derivative Liability	1
Fair Value of Gross Derivative Assets/(Liabilities), Net	1
Derivative Asset Fair Value Gross Liability Net Of Derivative Liability Fair Value Gross Asset	0
Derivative Asset, Fair Value, Amount Offset Against Collateral Net Of Derivative Liability, Fair Value, Amount Offset Against Collateral	1
Interest rate contracts current | Derivatives Designated as Cash Flow Hedges
Derivative [Line Items]
Derivative Liabilities	26	34
Derivative Assets	0
Interest rate contracts current | Derivatives Not Designated as Cash Flow Hedges
Derivative [Line Items]
Derivative Liabilities	5	3
Derivative Assets	0
Interest rate contracts long-term | Derivatives Designated as Cash Flow Hedges
Derivative [Line Items]
Derivative Liabilities	39	56
Derivative Assets	1
Interest rate contracts long-term | Derivatives Not Designated as Cash Flow Hedges
Derivative [Line Items]
Derivative Liabilities	5	5
Derivative Assets	0
Commodity contracts current | Derivatives Not Designated as Cash Flow Hedges
Derivative [Line Items]
Derivative Liabilities	1	$ 2
Derivative Assets	2
Interest Rate Contract [Member]
Derivative [Line Items]
Derivative Liabilities	75
Derivative Assets	1
Derivative Asset, Fair Value, Gross Liability	1
Derivative instruments — affiliate	0
Derivative Liability, Fair Value, Gross Asset	1
Derivative Liability	74
Fair Value of Gross Derivative Assets/(Liabilities), Net	(74)
Derivative Asset Fair Value Gross Liability Net Of Derivative Liability Fair Value Gross Asset	0
Derivative Asset, Fair Value, Amount Offset Against Collateral Net Of Derivative Liability, Fair Value, Amount Offset Against Collateral	$ (74)